EARNINGS/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2016
NET INCOME PER SHARE [Abstract]
EARNINGS/(LOSS) PER SHARE
13.	EARNINGS/(LOSS) PER SHARE

	For the years ended December 31,
	2014	2015	2016

Numerator:
Net loss from continuing operations attributable to China Digital TV Holding Co., Ltd.	$(15,827)	$(14,627)	$(7,226)
Net income from discontinued operations attributable to China Digital TV Holding Co., Ltd.	36,717	16,155	52,644

Net income attributable to China Digital TV Holding Co., Ltd., basic and diluted	$20,890	$1,528	$45,418

Denominator:
Weighted average shares outstanding, basic and diluted	59,369,708	59,968,346	60,199,096

Earnings/(loss) per share – basic and diluted:
Net loss from continuing operations attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	$(0.27)	$(0.24)	$(0.12)
Net income from discontinued operations attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	0.62	0.27	0.87

Net income attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	$0.35	$0.03	$0.75

Outstanding stock options were excluded in the computation of diluted earnings/(loss) per share as they are anti-dilutive in all the periods presented.